THE ADVISORS' INNER CIRCLE FUND II

              HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND

                        SUPPLEMENT DATED JANUARY 08, 2009
                                     TO THE
              PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 31, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY:

NAME CHANGE AND CHANGE IN INVESTMENT STRATEGY

At a special meeting held on December 16, 2008, the Board of Trustees of the Advisors' Inner Circle Fund II (the "Trust") approved a new principal investment strategy (the "New Principal Investment Strategy") and a new name for the Trust's Hancock Horizon Treasury Securities Money Market Fund (the "Fund"). Effective March 8, 2009 (the "Effective Date"), the Fund's name will change to the Hancock Horizon Government Money Market Fund. As a result of the name and investment strategy change, the Fund will no longer invest exclusively in obligations issued by the U.S. Treasury, but rather will invest at least 80% of its assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Further, effective immediately and until the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its assets in short-term money market instruments issued by the U.S. Treasury and backed by its full faith and credit, and repurchase agreements involving such obligations. The Fund may invest the remaining 20% of its assets during this period in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by such instruments.

On the Effective Date, the Fund's Prospectuses and SAI are amended as follows:

1. All references to the "Hancock Horizon Treasury Securities Money Market Fund," and to the "Treasury Securities Money Market Fund," in the Prospectuses and SAI are replaced with "Hancock Horizon Government Money Market Fund," and "Government Money Market Fund," respectively.

2. The following replaces the table provided under the heading "Fund Summary" on page 1 of the Class A Shares, Institutional Sweep Class Shares and Trust Class Shares prospectuses:

------------------------------------------------------- -----------------------------------------------------
Investment Goal                                         Preserve principal value and maintain a high degree
                                                        of liquidity while providing current income
------------------------------------------------------- -----------------------------------------------------
Investment Focus                                        Money market instruments issued or guaranteed by
                                                        the U.S. government or its agencies or
                                                        instrumentalities
------------------------------------------------------- -----------------------------------------------------
Share Price Volatility                                  As a money market fund, the Fund seeks to maintain
                                                        a stable share price of $1.00
------------------------------------------------------- -----------------------------------------------------
Principal Investment Strategy                           Under normal circumstances, invest at least 80% of
                                                        its assets in obligations issued or guaranteed as to
                                                        principal or interest by the U.S. government or its
                                                        agencies or instrumentalities and repurchase
                                                        agreements secured by such instruments
------------------------------------------------------- -----------------------------------------------------
Investor Profile                                        Conservative investors who want to receive current
                                                        income through a liquid investment
------------------------------------------------------- -----------------------------------------------------

3. The first paragraph in the section with the heading "Principal Investment Strategy" on page 1 of the Class A Shares, Institutional Sweep Class Shares and Trust Class Shares prospectuses is deleted and replaced with the following:

                  Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments. This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

                  The Fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which governs the operations of money market funds. Accordingly, the Fund will have an average dollar-weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days (about 13 months) or less, at the time of purchase. Horizon Advisers (the "Adviser") actively adjusts the average maturity of the Fund in response to its outlook on the various economic factors which influence the market for short-term fixed income instruments and future interest rate predictions.

4. The following replaces the paragraph under the heading "More Information About Fund Investments" on page 3 of the Class A Shares, Institutional Sweep Class Shares and Trust Class Shares prospectuses:

                  The prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. In addition to the principal investments and strategies described in this prospectus, the Fund may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies are described in detail in the Fund's Statement of Additional Information and may include: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments;
                  (iv) obligations of foreign governments; and (v) fully-collateralized repurchase agreements.

5. The third paragraph in the section with the heading "Principal Risks" on page 1 of the Class A Shares, Institutional Sweep Class Shares and Trust Class Shares prospectuses is deleted and replaced with the following:

                  INTEREST RATE RISK - Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Accordingly, an investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

                  CREDIT RISK - Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Thus, the Fund is subject to the risk that an issuer may be unable to pay interest and principal when due, and the value of a security may decline if the issuer defaults or if its credit quality deteriorates.

                  COUNTERPARTY RISK - The Fund may enter into repurchase agreements where a financial institution (a "counterparty") sells the Fund securities and agrees to repurchase them at an agreed-upon date and price. The Fund is subject to the risk that a counterparty could default and/or fail to honor the terms of its agreement.

6. The following replaces the second paragraph in the section with the heading "Investment Objectives and Policies of the Funds" under "Treasury Securities Money Market Fund" in the SAI:

                  Under normal circumstances, the Fund invests at least 80% of its assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including obligations issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments. This investment policy can be changed by the Fund upon 60 days' notice to shareholders. The securities in which the Fund invests may include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

                  In addition, the Fund may invest in other securities, use other strategies, and engage in other investment practices. These investments and strategies are described in detail in the Fund's Statement of Additional Information and may include: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers (including asset-backed securities); (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. and foreign savings and loan institutions and commercial banks (including foreign branches of such banks) that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments; and (v) fully-collateralized repurchase agreements.

7. The following paragraph is added to the section "Government Pass-Through Securities" on p. 13 of the SAI:

                  On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under this agreement, the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This is intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. Consequently, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected. Additionally, the U.S. Treasury has implemented a temporary program to purchase new mortgage-backed securities issued by the instrumentalities. This is intended to create more affordable mortgage rates for homeowners, enhance the liquidity of the mortgage market and potentially maintain or increase the value of existing mortgage- backed securities. The program expires in December 2009. No assurance can be given that the U.S. Treasury initiatives will be successful.

8. The following paragraph replaces the paragraph "U.S. Treasury Obligations" on p. 20 of the SAI:

                  U.S. Treasury Obligations - The Government Money Market Fund may invest in U.S. Treasury obligations which consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPs.

9. The following paragraph is added to the section "Non-Fundamental Policies" on p. 24 of the SAI under the phrase: "In addition." Paragraphs following this new paragraph are renumbered to reflect this addition.

         5. The Government Money Market Fund will invest at least 80% of its net assets in obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by such instruments.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 HHF-SK-002-0100